Fair Value Measurements - Ranges of Significant Unobservable Inputs used to Value Level 3 Assets (Details) - Fair Value, Inputs, Level 3 $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt		$ 0
Equity/Other	$ 13,374	5,265
Fair Value, Recurring Basis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt	5,208	7,771
Equity/Other	231	10
Fair Value, Recurring Basis | Income Approach | Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt	$ 5,064	$ 7,193
Fair Value, Recurring Basis | Income Approach | Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt investment measurement input	0.0944	0.0909
Fair Value, Recurring Basis | Income Approach | Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt investment measurement input	0.2571	0.2503
Fair Value, Recurring Basis | Income Approach | Discount Rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt investment measurement input	0.1414	0.1381
Fair Value, Recurring Basis | Recent Transaction
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt	$ 144	$ 578
Fair Value, Recurring Basis | Market Approach | Earnings Multiple
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity/Other	$ 231	$ 10
Equity/Other investment measurement input		7.5